Premises and equipment - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Premises And Equipmen Additional Information [Abstract]
Depreciation, Depletion and Amortization	$ 58.4	$ 58.1	$ 52.5
Occupancy Expense	27.2	27.3	24.3
Equipment Communications And Other Operating Expenses	31.2	30.8	28.2
Rental Income	$ 15.5	$ 19.3	$ 28.2